Summary of Significant Accounting Policies - Transactions in foreign currency & employee benefits (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / $ $ / ¥ $ / €	Dec. 31, 2017 CLP ($) $ / $ $ / ¥ $ / €	Dec. 31, 2016 CLP ($) $ / $ $ / ¥ $ / €	Dec. 31, 2015 CLP ($)
Disclosure of detailed information about financial instruments
Gain on net foreign exchange income	$ 170,409	$ 104,875	$ 12,405	$ 57,318
USD
Disclosure of detailed information about financial instruments
Foreign exchange rate | $ / $	615.43	615.43	670.40
JPY
Disclosure of detailed information about financial instruments
Foreign exchange rate | $ / ¥	5.46	5.46	5.74
EUR
Disclosure of detailed information about financial instruments
Foreign exchange rate | $ / €	739.32	739.32	707.61